Summary of Significant Accounting Policies (FY) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Angion’s condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Angion, its wholly owned subsidiary, Angion Biomedica Europe Limited, which was dissolved on March 16, 2021, and its wholly owned subsidiary, Angion Pty Ltd., which was established on August 22, 2019. Angion established Angion Pty Ltd., an Australian subsidiary, for the purpose of qualifying for research credits for studies conducted in Australia. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior period amounts reported in Angion’s condensed consolidated financial statements and accompanying notes have been reclassified to conform to the current period presentation.
Angion’s significant accounting policies are described in Note 2 to its consolidated financial statements for the year ended December 31, 2021, included in its Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 30, 2022 (the “Annual Report on Form 10-K”). There have been no material changes to its significant accounting policies during the nine months ended September 30, 2022.

Basis of Presentation
Angion’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Angion, its wholly owned subsidiary, Angion Biomedica Europe Limited, which was dissolved on March 16, 2021, and its wholly owned subsidiary, Angion Pty Ltd., which was established on August 22, 2019. Angion established Angion Pty Ltd., an Australian subsidiary, for the purpose of qualifying for research credits for studies conducted in Australia. All significant intercompany balances and transactions have been eliminated in consolidation.

Segments
Segments
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. Angion views its operations and manages its business as one operating segment.

Segments
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. Angion views its operations and manages its business as one operating segment.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to the useful lives of long-lived assets, the measurement of stock-based compensation, accruals for research and development activities, income taxes and revenue recognition. Angion bases its estimates on historical experience and on other relevant assumptions that are reasonable under the circumstances. Actual results could materially differ from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to the useful lives of long-lived assets, the measurement of stock-based compensation, change in fair value of warrant liabilities prior to IPO, accruals for research and development activities, income taxes and revenue recognition. Angion bases its estimates on historical experience and on other relevant assumptions that are reasonable under the circumstances. Actual results could materially differ from those estimates.

Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions
The United States Dollar (“USD”) is the functional currency for Angion’s operations outside the United States. Accordingly, nonmonetary assets and liabilities originally acquired or assumed in other currencies are recorded in USD at the exchange rates in effect at the date they were acquired or assumed. Monetary assets and liabilities denominated in other currencies are translated into USD at the exchange rates in effect at the balance sheet date. Translation adjustments are recorded in other comprehensive income (loss) in the consolidated statements of operations. Gains and losses realized from non-USD transactions, including intercompany balances not considered as permanent investments, denominated in currencies other than an entity’s functional currency are included in other income (expense) in the accompanying consolidated statements of operations.

Concentrations of Credit Risk and Off-Balance Sheet Risk
Concentrations of Credit Risk and Off-Balance Sheet Risk
Cash and cash equivalents are financial instruments potentially subject to concentrations of credit risk. Angion’s cash and cash equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. Angion has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial position of the depository institution in which those deposits are held.
Additionally, Angion established guidelines regarding approved investments and maturities of investments, which are designed to maintain safety and liquidity.
Angion maintains its cash equivalents in securities and money market funds with original maturities less than three months.
Angion has no financial instruments with off-balance sheet risk of loss.

Concentrations of Credit Risk and Off-Balance Sheet Risk
Cash and cash equivalents are financial instruments that are potentially subject to concentrations of credit risk. Angion’s cash and cash equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. Angion has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial position of the depository institution in which those deposits are held.
Additionally, Angion established guidelines regarding approved investments and maturities of investments, which are designed to maintain safety and liquidity.
Angion maintains its cash equivalents in securities and money market funds with original maturities less than three months.
Angion has no financial instruments with off-balance sheet risk of loss.

Cash and Cash Equivalents
Cash and Cash Equivalents
Angion considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of September 30, 2022 and December 31, 2021, its cash equivalents were held in institutions in the United States and include deposits in a money market fund which were unrestricted as to withdrawal or use.

Cash and Cash Equivalents
Angion considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of December 31, 2021 and 2020, Angion’s cash equivalents were held in institutions in the United States and included deposits in a money market fund which were unrestricted as to withdrawal or use.

Grants Receivable
Grants Receivable
Grants receivable is comprised of unbilled amounts due from various grants from the National Institutes of Health (“NIH”) and other U.S. government agencies for costs incurred prior to the period end under reimbursement contracts. All amounts are readily available for draw from the Federal Government Payment Management System and, accordingly, no allowance for doubtful amounts has been established. If amounts become uncollectible, they are charged to operations.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consist of legal and accounting fees incurred through the balance sheet date that were directly related to Angion’s IPO and were reflected as issuance costs upon the completion of the offering. Subsequent to the closing of the IPO, $2.8 million of deferred costs previously included in prepaid expenses and other current assets were netted with additional paid in capital in the consolidated balance sheets. As of December 31, 2021 and 2020, Angion recorded deferred offering costs of zero and $2.0 million, respectively.

Property and Equipment
Property and Equipment
Property, equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over their estimated useful lives as follows:
Asset Classification	Estimated Useful Life
Equipment	5 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of useful life or lease term
Normal repairs and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets, such as property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, Angion first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. The impairment losses as of December 31, 2021 and 2020 were zero and $58 thousand, respectively.

Fair Value Measurement
Fair Value Measurement
Certain assets and liabilities are carried at fair value under GAAP. Fair value is determined using the principles of ASC 820, Fair Value Measurement. Fair value is described as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy prioritizes and defines the inputs to valuation techniques as follows:
Level 1: Observable inputs such as quoted prices in active markets.
Level 2: Inputs are observable for the asset or liability either directly or through corroboration with observable market data.
Level 3: Unobservable inputs.
The inputs used to measure the fair value of an asset or a liability are categorized within levels of the fair value hierarchy. The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the measurement.
Angion’s cash and cash equivalents, accounts payable and accrued expenses are carried at cost, which approximates fair value due to the short-term nature of these instruments.

Fair Value Measurement
Certain assets and liabilities are carried at fair value under GAAP. Fair value is determined using the principles of ASC 820, Fair Value Measurement. Fair value is described as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy prioritizes and defines the inputs to valuation techniques as follows:
Level 1:	Observable inputs such as quoted prices in active markets.
Level 2:	Inputs are observable for the asset or liability either directly or through corroboration with observable market data.
Level 3:	Unobservable inputs.
The inputs used to measure the fair value of an asset or a liability are categorized within levels of the fair value hierarchy. The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the measurement.
Angion’s cash and cash equivalents, accounts payable and accrued expenses are carried at cost, which approximates fair value due to the short-term nature of these instruments.

Leases
Leases
Angion accounts for its leases under ASC 842, Leases. Under this guidance, arrangements meeting the definition of a lease are classified as operating or finance leases, and are recorded on the consolidated balance sheets as both a right of use asset and a lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or Angion’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset results in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.
In calculating the right of use assets and lease liabilities, Angion elects to combine lease and non-lease components. Angion excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election, and recognizes rent expense on a straight-line basis over the lease term.

Investments in Related Party Entities
Investments in Related Party Entities
Angion holds a 10% and a 2.4% interest in two entities, NovaPark, LLC (“NovaPark”) and Ohr Cosmetics, LLC (“Ohr”), respectively. There is common ownership between the Director and Chairman Emeritus of Angion and each entity, and Angion’s Chief Executive Officer also owns approximately 0.80% of the membership interests in Ohr. See Note 15. In accordance with ASC 323, Investments -Equity Method and Joint Ventures, Angion has significant influence but not control over NovaPark as its ownership in the limited liability company exceeds 3-5%. Accordingly, Angion records the NovaPark investment under the equity method of accounting. The Ohr investment is recorded at cost.

Warrant Liability
Warrant Liability
Angion accounts for certain common stock warrants outstanding as a liability, in accordance with ASC 815, Derivatives and Hedging, at fair value and adjusts the instruments to fair value at each reporting period. This liability is subject to re-measurement at each reporting period until exercised, and any change in fair value is recognized in the consolidated statements of operations as a component of other income (expense). The fair value of the warrants issued by Angion has been estimated using a variant of the Black Scholes option pricing model. The underlying equity included in the Black Scholes option pricing model was valued based on the closing price of common stock at each measurement date.

Convertible Notes Payable at Fair Value
Convertible Notes Payable at Fair Value
As permitted under ASC 825, Financial Instruments (“ASC 825”), Angion has elected the fair value option for recognition of its convertible notes. In accordance with ASC 825, Angion recognizes these convertible notes at fair value with changes in fair value recognized in the consolidated statements of operations. The fair value option may be applied instrument by instrument, but it is irrevocable. As a result of applying the fair value option, direct costs and fees related to the convertible notes were recognized in general and administrative expense in earnings as incurred and not deferred. The estimated fair value of the convertible notes was determined by utilizing a present value cash flow model and the values of the equity underlying the conversion options were estimated using company equity values implied from the Subject Company Transaction Method which includes the back-solve and scenario-based methods (Probability Weighted Expected Return Method). See Note 4. Accrued interest for the notes has been included in the change in fair value of convertible notes in the consolidated statements of operations. All outstanding convertible notes were converted into common stock upon the close of the IPO on February 9, 2021 and no balances remained outstanding as of December 31, 2021. See Note 6.

Convertible Preferred Stock
Convertible Preferred Stock
Series C convertible preferred stock included settlement features that result in liability classification. The initial carrying value of the Series C convertible preferred stock was accreted to the settlement value, the fair value of the securities issued upon the conversion of the Series C convertible preferred stock. The discount to the settlement value was accreted to interest expense using the effective interest method. During 2020, certain convertible notes were exchanged for Series C convertible preferred stock. As the exchange was accounted for as a modification, the Series C convertible preferred stock that was exchanged for the convertible notes was recorded at fair value and subject to re-measurement at each reporting period with gains and losses reported through Angion’s consolidated statements of operations. All outstanding shares of convertible preferred stock were converted into common stock upon the close of Angion’s IPO on February 9, 2021. See Note 7. As of December 31, 2021, there was no convertible preferred stock outstanding.

Treasury Stock
Treasury Stock
Angion records the repurchase of shares of common stock at cost based on the settlement date of the transaction. These shares are classified as treasury stock, which is a reduction to stockholders’ equity. Treasury stock is included in authorized and issued shares but excluded from outstanding shares. As of December 31, 2021, all outstanding treasury shares were retired in October 2021 upon approval by the Board of Directors.

Revenue
Revenue
Angion does not have any products approved for sale and has not generated any revenue from product sales. Angion’s revenue to date has been primarily derived from government funding consisting of U.S. government grants and contracts and revenue under its license agreements.
Contract Revenue
Angion accounts for revenue earned from contracts with customers under Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). Under ASC 606, Angion recognizes revenue when a customer obtains control of promised goods or services, in an amount that reflects the consideration which Angion expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements within the scope of ASC 606, Angion performs the following five steps:
(1)	Identify the contract(s) with a customer;
(2)	Identify the performance obligations in the contract;
(3)	Determine the transaction price;
(4)	Allocate the transaction price to the performance obligations in the contract; and
(5)	Recognize revenue when (or as) Angion satisfies a performance obligation.
At contract inception, Angion assesses the goods or services promised within each contract, whether each promised good or service is distinct, and determines those that are performance obligations. Angion then recognizes as revenue the amount of the transaction price allocated to the respective performance obligation when or as the performance obligation is satisfied.
Angion enters into agreements under which it may obtain upfront payments, milestone payments, royalty payments and other fees. Promises under these arrangements may include research licenses, research services, including selection campaign research services for certain replacement targets, the obligation to share information during the research and the participation of alliance managers and in joint research committees, joint patent committees and joint steering committees. Angion assesses these promises within the context of the agreements to determine the performance obligations.
Licenses of Intellectual Property: If a license to its intellectual property is determined to be distinct from the other promises or performance obligations identified in the arrangement, Angion recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses bundled with other promises, Angion utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring proportional performance for purposes of recognizing revenue from non-refundable, upfront payments. Angion evaluates the measure of proportional performance each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
Milestone payments: Angion evaluates the probability of whether regulatory and development milestones will be reached and estimates the amounts to be included in the transaction price using the most likely amount method. Angion evaluates factors such as the scientific, clinical, regulatory, commercial and other risks that must be overcome to achieve the particular milestone in making this assessment. If it is probable a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. At the end of each reporting period, Angion re-evaluates the probability of achievement of milestones and any related constraint, and if necessary, adjust the estimate of the overall transaction price.
Sales-based milestones and royalties: For sales-based royalties, including milestone payments based on the level of sales, Angion determines whether the sole or predominant item to which the royalties relate is a license. When the license is the sole or predominant item to which the sales-based royalty relates, Angion recognizes revenue at the later of: (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, Angion has not recognized any sales-based royalty revenue resulting from any license agreement.
Deferred revenue, which is a contract liability, represents amounts received by Angion for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met. The current portion of deferred revenue represents the amount expected to be recognized within one year from the consolidated balance sheet date based on the estimated performance period of the underlying performance obligation. The noncurrent portion of deferred revenue represents amounts expected to be recognized after one year from the condensed consolidated balance sheet date through the end of the performance period of the performance obligation.
Grant Revenue
Angion concluded its government grants are not within the scope of ASC 606 as they do not meet the definition of a contract with a customer. Angion has concluded the grants meet the definition of a contribution and are non-reciprocal transactions, and has also concluded Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition, does not apply, as Angion is a business entity and the grants are with governmental agencies.
In the absence of applicable guidance under GAAP, Angion developed a policy recognizing grant revenue when the allowable costs are incurred and the right to payment is realized.
Angion believes this policy is consistent with the overarching premise in ASC 606, to ensure revenue recognition reflects the transfer of promised goods or services to customers in an amount reflecting the consideration Angion expects to be entitled to in exchange for those goods or services, even though there is no exchange as defined in ASC 606. Angion believes the recognition of revenue as costs are incurred and amounts become realizable is analogous to the concept of transfer of control of a service over time under ASC 606.

Revenue
Angion does not have any products approved for sale and has not generated any revenue from product sales. Angion’s revenue to date has been primarily derived from government funding consisting of U.S. government grants and contracts, and revenue under its license agreements.
Contract Revenue
Angion accounts for revenue earned from contracts with customers under Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). Under ASC 606, Angion recognizes revenue when a customer obtains control of promised goods or services, in an amount that reflects the consideration which Angion expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements within the scope of ASC 606, Angion performs the following five steps:
(1)	Identify the contract(s) with a customer;
(2)	Identify the performance obligations in the contract;
(3)	Determine the transaction price;
(4)	Allocate the transaction price to the performance obligations in the contract; and
(5)	Recognize revenue when (or as) Angion satisfies a performance obligation.
At contract inception, Angion assesses the goods or services promised within each contract, whether each promised good or service is distinct, and determines those that are performance obligations. Angion then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied.
Angion enters into agreements under which it may obtain upfront payments, milestone payments, royalty payments and other fees. Promises under these arrangements may include research licenses, research services, including selection campaign research services for certain replacement targets, the obligation to share information during the research and the participation of alliance managers and in joint research committees, joint patent committees and joint steering committees. Angion assesses these promises within the context of the agreements to determine the performance obligations.
Licenses of Intellectual Property: If a license to its intellectual property is determined to be distinct from the other promises or performance obligations identified in the arrangement, Angion recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are bundled with other promises, Angion utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring proportional performance for purposes of recognizing revenue from non-refundable, upfront payments. Angion evaluates the measure of proportional performance each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
Milestone payments: Angion evaluates whether the regulatory and development milestones are considered probable of being reached and estimate the amounts to be included in the transaction price using the most likely amount method. Angion evaluates factors such as the scientific, clinical, regulatory, commercial and other risks that must be overcome to achieve the particular milestone in making this assessment. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. At the end of each reporting period, Angion re-evaluates the probability of achievement of milestones and any related constraint, and if necessary, adjust the estimate of the overall transaction price.
Sales-based milestones and royalties: For sales-based royalties, including milestone payments based on the level of sales, Angion determines whether the sole or predominant item to which the royalties relate is a license. When the license is the sole or predominant item to which the sales-based royalty relates, Angion recognize revenue at the later of: (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, Angion has not recognized any sales-based royalty revenue resulting from any license agreement.
Deferred revenue, which is a contract liability, represents amounts received by Angion for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met. The current portion of deferred revenue represents the amount expected to be recognized within one year from the consolidated balance sheet date based on the estimated performance period of the underlying performance obligation. The noncurrent portion of deferred revenue represents amounts expected to be recognized after one year through the end of the performance period of the performance obligation.
Grant Revenue
Angion concluded that its government grants are not within the scope of ASC Topic 606 as they do not meet the definition of a contract with a customer. Angion has concluded that the grants meet the definition of a contribution and are non-reciprocal transactions, and has also concluded that Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition, does not apply, as Angion is a business entity and the grants are with governmental agencies.
In the absence of applicable guidance under GAAP, Angion developed a policy for the recognition of grant revenue when the allowable costs are incurred and the right to payment is realized.
Angion believes this policy is consistent with the overarching premise in ASC Topic 606, to ensure that revenue recognition reflects the transfer of promised goods or services to customers in an amount that reflects the consideration that Angion expects to be entitled to in exchange for those goods or services, even though there is no exchange as defined in ASC Topic 606. Angion believes the recognition of revenue as costs are incurred and amounts become realizable is analogous to the concept of transfer of control of a service over time under ASC Topic 606.

Research and Development
Research and Development
Research and development costs include, but are not limited to, payroll and personnel expenses, laboratory supplies, preclinical studies, compound manufacturing costs, consulting costs and allocated overhead, including rent, equipment, depreciation and utilities. Research and development costs may be offset by research and development refundable tax rebates received by Angion’s wholly-owned Australian subsidiary.
Angion has agreements with various Contract Research Organizations (“CROs”) and third-party vendors. Research and development accruals of amounts due to the CRO are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development provided, but not yet invoiced, are included in accrued expenses on the condensed consolidated balance sheet. Payments made to CROs under such arrangements in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. Angion makes judgments and estimates in determining the accrued expenses balance in each reporting period. As actual costs become known, Angion adjusts its accrued expenses. For the three and nine months ended September 30, 2022 and 2021, Angion has not experienced any material differences between accrued costs and actual costs incurred.

Research and Development
Research and development costs include, but are not limited to, payroll and personnel expenses, laboratory supplies, preclinical studies, compound manufacturing costs, consulting costs and allocated overhead, including rent, equipment, depreciation and utilities. Research and development cost maybe offset by research and development refundable tax rebates received by Angion’s wholly-owned Australian subsidiary.
Angion has agreements with various Contract Research Organizations (“CROs”) and third-party vendors. Research and development accruals of amounts due to the CRO are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development provided, but not yet invoiced, are included in accrued liabilities on the consolidated balance sheet. Payments made to CROs under such arrangements in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. Angion makes judgments and estimates in determining the accrued expenses balance in each reporting period. As actual costs become known, Angion adjusts its accrued expenses. For the years ended December 31, 2021 and 2020, Angion has not experienced any material differences between accrued costs and actual costs incurred.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. For the three and nine months ended September 30, 2022 and 2021, advertising costs were not material.	Advertising Costs Advertising costs are expensed as incurred. For the years ended December 31, 2021 and 2020, advertising costs were not significant.
Stock-Based Compensation
Stock-Based Compensation
Angion accounts for all stock-based payments to employees and non-employees, including grants of stock options, RSAs, RSUs, including “PSUs” to be recognized in the financial statements, based on their respective grant date fair values. Angion estimates the fair value of stock option grants using the Black-Scholes option pricing model. The RSAs, RSUs and PSUs are valued based on the fair value of Angion’s common stock on the date of grant. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. Angion records expense for stock-based compensation related to stock options, RSAs and RSUs over the requisite service period. As the PSUs have a performance condition, compensation expense is recognized for each vesting tranche over the respective requisite service period of each tranche if and when Angion’s management deems probable that the performance conditions will be satisfied. Angion may recognize a cumulative true-up adjustment related to PSUs once a condition becomes probable of being satisfied if the related service period had commenced in a prior period. All share-based compensation costs are recorded in general and administrative or research and development costs in the consolidated statements of operations based upon the respective employees or non-employee’s roles within Angion. Forfeitures are recorded as they occur.

Income Taxes
Income Taxes
Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. Angion recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
Angion accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, Angion recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share excludes the potential impact of common stock options, warrants and unvested shares of restricted stock and restricted stock units because their effect would be anti-dilutive due to Angion’s net loss. Since Angion had net losses for the three and nine months ended September 30, 2022 and 2021, basic and diluted net loss per common share are the same.

Net Loss Per Share
Basic net loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share excludes the potential impact of convertible preferred stock, common stock options, warrants and unvested shares of restricted stock and restricted stock units because their effect would be anti-dilutive due to Angion’s net loss. Since Angion had net losses for the years ended December 31, 2021 and 2020, basic and diluted net loss per common share are the same.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss represents the net loss for the period and other comprehensive income. Other comprehensive income reflects certain gains and losses that are recorded as a component of stockholders’ deficit and are not reflected in the statements of operations. Angion’s other comprehensive income consists of foreign currency translation adjustments.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (ASU No. 2016-13), which requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial assets and certain other instruments, including but not limited to, available-for-sale debt securities. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security. As an emerging growth company, ASU No. 2016-13 is effective for Angion for fiscal years beginning after December 15, 2022, with early adoption permitted. Angion is currently evaluating the impact of the adoption of ASU No. 2016-13 on its condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU No. 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)-Simplifying the Accounting for Income Taxes (ASU 2019-12), which is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 was effective for Angion for fiscal years beginning after December 15, 2020, including interim periods therein. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
In January 2020, the FASB issued ASU No. 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force). This update clarifies whether an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative and how to account for certain forward contracts and purchased options to purchase securities. For public entities, this guidance was effective for fiscal years beginning after December 15, 2020. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
In October 2020, the FASB issued ASU No. 2020-10, Codification Improvements. ASU 2020-10 provides amendments to a wide variety of topics in the FASB’s Accounting Standards Codification, which applies to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 was effective for Angion for fiscal years beginning after December 15, 2020, including interim periods therein. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
In November 2021, the FASB issued Accounting Standards Update (ASU) 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. ASU 2021-10 requires business entities to disclose, in notes to their financial statements, information about certain types of government assistance they receive. ASU 2021-10 also adds a new Topic 832, Government Assistance, to the FASB’s Codification. ASU 2021-10
is effective for financial statements of all entities, including private companies, for annual periods beginning after December 15, 2021, with early application permitted. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (ASU No. 2016-13), which requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial assets and certain other instruments, including but not limited to available-for-sale debt securities. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security. As an emerging growth company, ASU No. 2016-13 is effective for Angion for fiscal years beginning after December 15, 2022, with early adoption permitted. Angion is currently evaluating the impact of the adoption of ASU No. 2016-13 on its consolidated financial statements.